Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - 401(k) Profit Sharing Plan	12 Months Ended
Dec. 31, 2025 USD ($) shares
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Entity tax identification number	64-0709834
Plan number	004
Current Value	$ 26,023,310
Notes receivable from participants	348,582
Total	$ 26,371,892
Investment, Identifier [Axis]: American Funds Capital World Growth and Income R6 Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:AmericanFundsCapitalWorldGrowthAndIncomeR6FundMember
Investment type	Mutual funds
Shares | shares	6,665
Current Value	$ 476,401
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds EuroPacific Growth R6 Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:AmericanFundsEuropacificGrowthR6FundMember
Investment type	Mutual funds
Shares | shares	7,071
Current Value	$ 428,338
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds New World R6 Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:AmericanFundsNewWorldR6FundMember
Investment type	Mutual funds
Shares | shares	4,620
Current Value	$ 430,462
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Baird Core Plus Bond I Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:BairdCorePlusBondIFundMember
Investment type	Mutual funds
Shares | shares	162,072
Current Value	$ 1,670,963
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: BlackRock High Yield Bond Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:BlackrockHighYieldBondFundMember
Investment type	Mutual funds
Shares | shares	204,541
Current Value	$ 1,478,835
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: DFA Real Estate Securities I Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:DfaRealEstateSecuritiesIFundMember
Investment type	Mutual funds
Shares | shares	1,155
Current Value	$ 45,844
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: DFA U.S. Small Cap Value I Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:DfaU.s.SmallCapValueIFundMember
Investment type	Mutual funds
Shares | shares	5,562
Current Value	$ 287,210
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity 500 Index Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:Fidelity500IndexFundMember
Investment type	Mutual funds
Shares | shares	9,868
Current Value	$ 2,345,865
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Janus Henderson Triton N Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:JanusHendersonTritonNFundMember
Investment type	Mutual funds
Shares | shares	6,946
Current Value	$ 189,483
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: John Hancock Disciplined Value R6 Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:JohnHancockDisciplinedValueR6FundMember
Investment type	Mutual funds
Shares | shares	60,105
Current Value	$ 1,490,610
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MetLife Stable Value Fund, Common collective trust
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:MetlifeStableValueFundMember
Investment type	Common collective trust
Shares | shares	35,209
Current Value	$ 7,303,124
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Peoples Financial Corporation, Common Stock
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:PeoplesFinancialCorporationMember
Investment type	us-gaap:CommonStockMember
Shares | shares	90,130
Current Value	$ 1,835,041
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Principal Small Cap S & P Index Fund, Pooled separate accounts
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:PrincipalSmallCapSPIndexFundMember
Investment type	Pooled separate accounts
Shares | shares	2,237
Current Value	$ 250,289
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price New America Growth Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:T.RowePriceNewAmericaGrowthFundMember
Investment type	Mutual funds
Shares | shares	21,626
Current Value	$ 1,707,595
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Inflation Protection Admiral Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardInflationProtectionAdmiralFundMember
Investment type	Mutual funds
Shares | shares	52,566
Current Value	$ 1,207,443
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Mid Cap Growth Index Admiral Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardMidCapGrowthIndexAdmiralFundMember
Investment type	Mutual funds
Shares | shares	1,961
Current Value	$ 235,649
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Mid Cap Index Admiral Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardMidCapIndexAdmiralFundMember
Investment type	Mutual funds
Shares | shares	666
Current Value	$ 239,369
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Mid-Cap Value Index Admiral Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardMidCapValueIndexAdmiralFundMember
Investment type	Mutual funds
Shares | shares	2,820
Current Value	$ 258,988
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Investment Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardTargetRetirement2020InvestmentFundMember
Investment type	Mutual funds
Shares | shares	1,186
Current Value	$ 32,550
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Investment Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardTargetRetirement2025InvestmentFundMember
Investment type	Mutual funds
Shares | shares	7,579
Current Value	$ 151,210
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Investment Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardTargetRetirement2030InvestmentFundMember
Investment type	Mutual funds
Shares | shares	3,890
Current Value	$ 164,673
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Investment Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardTargetRetirement2035InvestmentFundMember
Investment type	Mutual funds
Shares | shares	6,850
Current Value	$ 187,548
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Investment Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardTargetRetirement2040InvestmentFundMember
Investment type	Mutual funds
Shares | shares	38,374
Current Value	$ 1,916,771
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Investment Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardTargetRetirement2045InvestmentFundMember
Investment type	Mutual funds
Shares | shares	30,367
Current Value	$ 1,054,940
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Investment Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardTargetRetirement2050InvestmentFundMember
Investment type	Mutual funds
Shares | shares	120
Current Value	$ 7,126
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Investment Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardTargetRetirement2055InvestmentFundMember
Investment type	Mutual funds
Shares | shares	1,038
Current Value	$ 68,692
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Investment Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardTargetRetirement2060InvestmentFundMember
Investment type	Mutual funds
Shares | shares	175
Current Value	$ 10,689
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Investment Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardTargetRetirement2065InvestmentFundMember
Investment type	Mutual funds
Shares | shares	53
Current Value	$ 2,134
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Investment Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardTargetRetirement2070InvestmentFundMember
Investment type	Mutual funds
Shares | shares	96
Current Value	$ 3,045
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Target Retirement Investment Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:VanguardTargetRetirementInvestmentFundMember
Investment type	Mutual funds
Shares | shares	7,442
Current Value	$ 103,218
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Total International Stock Index Admiral Fund, Mutual fund
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Issuer Name	pfbx:AmericanFundsNewWorldR6FundMember
Investment type	Mutual funds
Shares | shares	10,837
Current Value	$ 439,205
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Interest rates of notes receivable from participants	5.25%
Maximum
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Interest rates of notes receivable from participants	10.50%